SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 352,470	$ 397,335	$ 412,457
Research and development	3,974	4,146	3,635
Marketing and selling	62,047	66,770	74,786
General and administrative	39,081	40,681	43,323
Total gain	(7,622)	(12,862)	$ (24,568)
Reclassification of AOCI [Member] | Accumulated losses on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	1,857	1,328
Research and development	61	40
Marketing and selling	217	161
General and administrative	271	187
Total gain	$ 2,406	$ 1,716